UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-22706

The DMS Funds

(Exact Name of Registrant as Specified in Charter)

2619 Leiscz’s Bridge Road, Suite 200

Leesport, PA 19533

(Address of Principal Executive Offices)(Zip Code)

Timothy F. Demers, Stevens & Lee

111 N. 6th Street, P.O. Box 679

Reading, PA 19603-0679

(Name and Address of Agent for Service)

Registrant’s Telephone Number, including Area Code:  (484) 671-2520

Date of fiscal year end: September 30

Date of reporting period: March 31, 2015

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

DMS NASDAQ India MidCap Index Fund

Class I Shares (DIIMX)

DMS NASDAQ India Bank Index Fund

Class I Shares (DIIBX)

DMS Baltic Index Fund

 Class I Shares (DBIAX)

SEMI - ANNUAL REPORT

March 31, 2015

(Unaudited)

DMS NASDAQ India MidCap Index Fund

Portfolio Illustration

March 31, 2015 (Unaudited)

The following chart gives a visual breakdown of the Fund by the industry sectors.  The underlying securities are represented as a percentage of the portfolio of investments.

Basic Materials
13.25%
Cash Equivalents
2.38%
Communication Services
0.90%
Consumer Cyclical
10.33%
Consumer Defensive
10.40%
Energy
2.61%
Financial Services
17.80%
Healthcare
19.00%
Industrials
7.28%
Rights
0.01%
Technology
4.47%
Utilities
11.57%

Sectors are categorized using Morningstar® classifications.

DMS NASDAQ India Bank Index Fund

Portfolio Illustration

March 31, 2015 (Unaudited)

The following chart gives a visual breakdown of the Fund by the industry sectors.  The underlying securities are represented as a percentage of the portfolio of investments.

Sectors are categorized using Morningstar® classifications.

DMS Baltic Index Fund

Portfolio Illustration

March 31, 2015 (Unaudited)

The following chart gives a visual breakdown of the Fund by the industry sectors.  The underlying securities are represented as a percentage of the portfolio of investments.

Basic Materials
2.74%
Cash Equivalents
3.60%
Consumer Cyclical
28.69%
Consumer Defensive
7.86%
Communication Services
4.48%
Energy
2.29%
Financial Services
3.44%
Healthcare
3.05%
Industrials
28.18%
Real Estate
4.95%
Technology
2.13%
Utilities
8.59%

Sectors are categorized using Morningstar® classifications.

DMS NASDAQ India MidCap Index Fund
Schedule of Investments
March 31, 2015 (Unaudited)

Shares		Value

COMMON STOCKS *** - 94.91%

Aerospace & Defense - 0.87%
188	Bharat Electronics Ltd.	$ 10,079

Automotive - 1.12%
21	MRF Ltd.	13,021

Banking - 6.06%
1,662	Bank of India *	5,208
1,188	Canara Bank *	6,991
5,271	Federal Bank Ltd. *	11,137
4,108	IDBI Bank Ltd. *	4,667
1,635	Union Bank of India *	4,094
538	Vysya Bank *	8,054
2,296	Yes Bank Ltd. *	29,969
		70,120
Chemicals - 8.23%
3,001	Berger Paints India Ltd.	10,019
2,614	Castrol India Ltd. *	19,811
1,564	Godrej Industries Ltd	8,655
2,673	Pidilite Industries Ltd. *	25,655
4,398	UPL Ltd. *	31,114
		95,254
Construction Materials - 4.71%
810	ACC Ltd.	20,254
20,722	Jaiprakash Associates Ltd. *	8,223
151	Shree Cement Ltd. *	26,079
		54,556
Consumer Products - 10.11%
635	Britannia Industries Ltd. *	21,932
721	Colgate Palmolive Ltd.	23,238
1,207	Emami Ltd. *	19,336
5,003	Marico Ltd.	30,880
3,261	Tata Global Beverages Ltd. *	7,764
870	United Breweries Ltd. *	13,925
		117,075
Electrical Equipment - 4.78%
906	Abb India Ltd. *	18,267
2,700	Crompton Greaves Ltd.	7,171
4,350	Havell's India Ltd. *	21,246
503	Thermax Ltd. *	8,601
		55,285
Engineering & Construction Services - 1.10%
1,198	Engineers India Ltd.	3,702
33,841	GMR Infrastructure Ltd. *	8,989
		12,691
Healthcare Facilities & Services- 3.28%
1,731	Apollo Hospitals Enterprises Ltd. *	37,923

Insurance - 1.87%
489	Bajaj Finserv Ltd. *	11,068
1,551	Reliance Capital Ltd. *	10,536
		21,604
Iron & Steel - 1.76%
8,143	Jindal Steel & Power Ltd. *	20,430

Machinery - 1.81%
1,483	Cummins India Ltd. *	20,897

Manufactured Goods - 2.93%
1,661	Bharat Forge Ltd.	33,935

Media - 1.98%
500	Just Dial Ltd. *	10,590
1,743	Sun TV Network Ltd.	12,323
		22,913
Oil, Gas & Coal - 2.54%
1,790	Hindustan Petroleum Corp. Ltd. *	18,611
3,922	Petronet LNG Ltd. *	10,765
		29,376
Pharmaceuticals - 16.64%
2,923	Aurobindo Pharma Ltd.	57,134
1,035	Biocon Ltd. *	7,772
1,089	Cadila Healthcare Ltd. *	30,351
871	Divi's Laboratories Ltd. *	24,883
2,393	Glenmark Pharmaceuticals Ltd. *	30,101
1,847	Piramal Enterprises Ltd. *	25,739
895	Torrent Pharmaceuticals Ltd.	16,592
		192,572
Renewable Energy - 1.10%
4,486	Exide Industries Ltd. *	12,759

Specialty Finance - 9.38%
191	Bajaj Finance Ltd. *	12,556
2,615	Indiabulls Housing Finance Ltd.	23,343
3,139	LIC Housing Finance Ltd. *	21,979
3,444	Mahindra & Mahindra Financial Services Ltd. *	13,991
1,594	Shriram Transport Finance Co. Ltd.	28,421
342	Sundaram Finance Ltd.	8,304
		108,594
Technology Services - 0.97%
1,827	Mphasis Ltd. *	11,266

Telecom - 2.45%
685	Aditya Birla Nuvo Ltd. *	18,237
1,505	TATA Communications Ltd. *	10,162
		28,399
Transportation Equipment - 3.82%
12,074	Ashok Leyland Ltd. *	14,161
118	Eicher Motors Ltd.	30,036
		44,197
Transportation & Logistics - 0.27%
124	Container Corp of India	3,143

Utilities - 7.13%
12,715	Adani Power Ltd. *	9,623
8,553	JSW Energy Ltd. *	16,313
20,682	TATA Power Co. Ltd. *	25,514
2,857	Reliance Infrastructure Ltd. *	19,831
12,504	Reliance Power Ltd. *	11,304
		82,585

TOTAL FOR COMMON STOCKS (Cost $1,039,287) - 94.91%		1,098,674

RIGHTS - 0.01%
7,252	GMR Infrastructure Ltd. Rights *	116
TOTAL FOR RIGHTS (Cost $0.00 ) - 0.01%		116

SHORT-TERM INVESTMENTS - 2.32%
26,835	Fidelity Money Market Portfolio Institutional Class (Cost $26,835) 0.13% **	26,835

TOTAL INVESTMENTS (Cost $1,066,122) - 97.24%		1,125,625

OTHER ASSETS IN EXCESS OF LIABILITIES - 2.76%		31,905

NET ASSETS - 100.00%		$ 1,157,530

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at March 31, 2015.
*** Country breakdown is 100% India.

The accompanying notes are an integral part of these financial statements.

	DMS NASDAQ India Bank Index Fund
	Schedule of Investments
	March 31, 2015 (Unaudited)

Shares		Value

COMMON STOCKS *** - 79.10%

Banking - 79.10%
4,200	Axis Bank Ltd. *	$ 37,647
372	Andhra Bank *	470
411	Bank of India *	1,288
292	Canara Bank Ltd. *	1,718
899	DCB Bank Ltd. *	1,596
515	Dena Bank *	419
1,346	Federal Bank Ltd. *	2,844
3,650	HDFC Bank Ltd. *	59,728
9,050	ICICI Bank Ltd. *	45,686
1,008	IDBI Bank Ltd. *	1,145
292	Indian Bank *	810
780	Indian Overseas Bank *	529
165	ING Vysya Bank Ltd. *	2,470
622	The Jammu & Kashmir Bank Ltd. *	946
295	Karnataka Bank Ltd. *	588
193	Oriental Bank of Commerce *	632
1,250	Punjab National Bank *	2,888
4,780	State Bank of India *	20,425
399	Syndicate Bank *	646
402	Union Bank of India *	1,007
541	Vijaya bank *	403
650	Yes Bank Ltd. *	8,484
TOTAL FOR COMMON STOCKS (Cost $196,039) - 79.10%		192,369

SHORT TERM INVESTMENTS - 6.98%
16,986	Fidelity Money Market Portfolio Institutional Class (Cost $16,986) 0.13% **	16,986

TOTAL INVESTMENTS (Cost $213,025) - 86.08%		209,355

OTHER ASSETS IN EXCESS OF LIABILITIES - 13.92%		33,860

NET ASSETS - 100.00%		$ 243,215

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at March 31, 2015.
*** Country breakdown is 100% India.

The accompanying notes are an integral part of these financial statements.

	DMS Baltic Index Fund
	Schedule of Investments
	March 31, 2015 (Unaudited)

Shares		Value

COMMON STOCKS - 91.76%

Apparel & Textile Products - 2.19%
970	Valmieras Stikla Skiedra (Latvia) *	$ 3,950
7,306	Silvano Fashion Group AS, Class A (Estonia)	10,755
		14,705
Banking - 2.99%
44,890	Siauliu Bankas (Lithuania) *	14,711

Biotech & Pharmaceuticals - 2.90%
1,063	Grindeks (Latvia)	6,225
1,172	Olaines Kimiski-Farmacetiska Rupnica (Latvia) *	8,072
		14,297
Construction Materials - 1.81%
7,141	Grigiskes (Lithuania) *	8,900

Consumer Products - 6.05%
9,602	Pieno Zvaigzdes (Lithuania) *	16,301
3,568	Rokiskio Suris (Lithuania) *	5,444
6,815	Zemaitijos Pienas ORS (Lithuania) *	5,126
11,939	Agrowill Group (Lithuania) *	2,912
		29,783
Distribution/Wholesale-Consumer Staples - 3.89%
16,230	Linas Argo Group AB (Lithuania) *	12,085
10,267	Premia Foods AS (Estonia) *	7,060
		19,145
Electrical Equipment - 1.80%
2,830	AS Harju Elekter (Estonia) *	8,849

Engineering & Construction Services - 4.19%
1,442	AS Merko Ehitus (Estonia) *	13,960
2,415	Panevezio Statybos Trestas (Lithuania) *	2,309
3,846	Nordecon International AS (Estonia) *	4,380
		20,649
Hardware - 0.18%
388	SAF Tehnika (Latvia)	888

Home & Office Products - 0.59%
160	Vilniaus Baldai AB (Lithuania) *	2,905

Investment Management - 0.17%
114	Invl Baltic Farmland AB PVA (Lithuania) *	345
244	Invl Baltic Real Estate AB PVA (Lithuania) *	488
		833
Marine Transportation Services - 0.19%
2,224	Lativan Shipping (Lativa) *	915

Oil, Gas, & Coal - 2.18%
26,461	Klaipedos Nafta PVA (Lithuania) *	10,719

Other Financial Services - 0.05%
142	Invl Technology AB PVA (Lithuania) *	244

Real Estate Operations & Services - 5.84%
3,473	City Service AB (Lithuania) *	6,381
8,354	Pro Kapital Grupp (Estonia) *	22,350
		28,731
Retail Discretionary - 15.41%
412	Invalda PVA (Lithuania) *	1,372
7,793	Tallinna Kaubamaja AS (Estonia) *	51,998
11,365	AS Baltika (Estonia) *	4,726
5,642	Apranga PVA (Lithuania) *	17,762
		75,858
Telecom - 4.26%
17,913	Teo LT AB (Lithuania) *	20,979

Transportation & Logistics - 21.15%
118,890	Tallink Group AS (Estonia) *	104,110

Travel, Lodging, & Dining - 6.95%
16,499	Olympic Entertainment Group AS (Estonia) *	34,214

Utilities - 8.17%
5,390	Lietuvos Dujos AB (Lithuania)	4,517
1,682	AS Tallinna Vesi, Class A (Estonia) *	25,482
9,435	Lesto AB (Lithuania)	10,239
		40,238

TOTAL FOR COMMON STOCKS (Cost $574,458) - 91.76%		451,673

SHORT-TERM INVESTMENTS - 3.43%
16,887	Fidelity Money Market Portfolio Institutional Class (Cost $16,887) 0.13% **	16,887

TOTAL INVESTMENTS (Cost $591,345) - 95.19%		468,560

OTHER ASSETS LESS LIABILITIES - 4.81%		23,651

NET ASSETS - 100.00%		$ 492,211

Country Breakdown - as a % of Net Assets
Estonia	58.47%
Lithuania	29.22%
United States	3.43%
Latvia	4.07%

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at March 31, 2015.

The accompanying notes are an integral part of these financial statements.

DMS Funds
Statements of Assets and Liabilities
March 31, 2015 (Unaudited)

Assets:	DMS NASDAQ India Bank Index Fund	DMS NASDAQ India MidCap Index Fund	DMS Baltic Index Fund
Investments in Securities, at Value
(Cost $213,025, $1,066,122, and $591,345 respectively)	$ 209,355	$ 1,125,625	$ 468,560
Cash	250	250	250
Cash denominated in foreign currency (Cost $14,667, $6,363, and $23,019 respectively)	14,600	6,605	23,044
Receivables:
Dividends and Interest	1	139	1
Receivable from Advisor	27,964	32,560	20,523
Prepaid Expenses	2,420	2,972	2,745
Total Assets	254,590	1,168,151	515,123
Liabilities:
Payables:
Distribution Fees	7	108	11
Other Accrued Expenses	11,368	10,513	22,901
Total Liabilities	11,375	10,621	22,912
Net Assets	$ 243,215	$ 1,157,530	$ 492,211

Net Assets Consist of:
Paid In Capital	$ 296,255	$ 1,134,492	$ 653,086
Accumulated Net Investment Loss on Investments	(1,291)	(2,207)	(3,430)
Accumulated Realized Loss on Investments	(48,012)	(34,500)	(34,685)
Unrealized Appreciation (Depreciation) in Value of Investments and Foreign Currency	(3,737)	59,745	(122,760)
Net Assets	$ 243,215	$ 1,157,530	$ 492,211

Class I
Net Assets	$ 243,215	$ 1,157,530	$ 492,211
Shares of beneficial interest outstanding	23,968	97,418	64,759
Net asset value per share	$ 10.15	$ 11.88	$ 7.60
Redemption price per share (a)	$ 9.94	$ 11.64	$ 7.45

(a) A redemption fee of 2.00% is imposed in the event of certain redemption transactions within 30 days of purchase.

The accompanying notes are an integral part of these financial statements.

DMS Funds
Statements of Operations
For the six months ended March 31, 2015 (Unaudited)

	DMS NASDAQ India Bank Index Fund	DMS NASDAQ India MidCap Index Fund	DMS Baltic Index Fund
Investment Income:
Dividends	$ -	$ 1,458	$ 4,238
Interest	26	61	14
Total Investment Income	26	1,519	4,252

Expenses:
Advisory Fees	893	3,130	1,997
Distribution Fees:
Class A	1	1	1
Transfer Agent Fees	7,876	7,876	7,876
Registration Fees	747	887	1,095
Audit Fees	3,082	483	483
Legal Fees	7,032	11,132	7,032
Custody Fees	4,664	6,296	2,596
Printing Fees	32	33	132
Index Fees	4,000	4,000	-
NASDAQ Fees	500	500	500
Miscellaneous Fees	1,172	5,374	3,364
Total Expenses	29,999	39,712	25,076
Fees Waived and Reimbursed by the Advisor	(28,856)	(35,705)	(22,519)
Net Expenses	1,143	4,007	2,557

Net Investment Income (Loss)	(1,117)	(2,488)	1,695

Realized and Unrealized Gain (Loss) from Investments and Foreign Currency:
Realized Gain (Loss) on Investments and Foreign Currency	30,814	26,914	(23,319)
Change In Unrealized Appreciation (Depreciation) on Investments and Foreign Currency	(28,593)	31,499	(16,092)
Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency	2,221	58,413	(39,411)

Net Increase (Decrease) in Net Assets Resulting from Operations	$ 1,104	$ 55,925	$ (37,716)

The accompanying notes are an integral part of these financial statements.

DMS NASDAQ India MidCap Index Fund
Statements of Changes in Net Assets

	(Unaudited)
	Six Months	For the
	Ended	Year Ended
	3/31/2015	9/30/2014
Increase (Decrease) in Net Assets From Operations:
Net Investment Income (Loss)	$ (2,488)	$ 1,379
Net Realized Gain on Investments and Foreign Currency	26,914	3
Unrealized Appreciation on Investments and Foreign Currency	31,499	45,497
Net Increase in Net Assets Resulting from Operations	55,925	46,879

Distributions to Shareholders:
Net Investment Income:
Class A	-	(10)
Class I	-	(1,088)
Realized Gains	-	-
Total Dividends and Distributions Paid to Shareholders	-	(1,098)

Capital Share Transactions	712,599	242,893

Net Assets:
Net Increase in Net Assets	768,524	288,674
Beginning of Period	389,006	100,332
End of Period (Includes Accumulated Undistributed Net
Investment Income (Loss) of $(2,207) and $281, respectively).	$ 1,157,530	$ 389,006

The accompanying notes are an integral part of these financial statements.

DMS NASDAQ India Bank Index Fund
Statements of Changes in Net Assets

	(Unaudited)
	Six Months	For the
	Ended	Year Ended
	3/31/2015	9/30/2014
Increase (Decrease) in Net Assets From Operations:
Net Investment Loss	$ (1,117)	$ (434)
Net Realized Gain on Investments and Foreign Currency	30,814	-
Unrealized Appreciation (Depreciation) on Investments and Foreign Currency	(28,593)	27,491
Net Increase in Net Assets Resulting from Operations	1,104	27,057

Distributions to Shareholders:
Net Investment Income:
Class A	-	(1)
Class I	-	(2,950)
Realized Gains	-	-
Total Dividends and Distributions Paid to Shareholders	-	(2,951)

Capital Share Transactions	20,331	89,351

Net Assets:
Net Increase in Net Assets	21,435	113,457
Beginning of Period	221,780	108,323
End of Period (Includes Accumulated Undistributed Net
Investment Loss of $(1,291)and $(174), respectively).	$ 243,215	$ 221,780

The accompanying notes are an integral part of these financial statements.

DMS Baltic Index Fund
Statements of Changes in Net Assets

	(Unaudited)
	Six Months	For the
	Ended	Year Ended
	3/31/2015	9/30/2014
Increase (Decrease) in Net Assets From Operations:
Net Investment Income	$ 1,695	$ 17,244
Net Realized Loss on Investments	(23,319)	(44)
Unrealized Depreciation on Investments	(16,092)	(105,709)
Net Decrease in Net Assets Resulting from Operations	(37,716)	(88,509)

Distributions to Shareholders:
Net Investment Income:
Class A	(75)	-
Class I	(22,250)	-
Realized Gains	-	-
Total Dividends and Distributions Paid to Shareholders	(22,325)	-

Capital Share Transactions	(83,277)	299,724

Net Assets:
Net Increase (Decrease) in Net Assets	(143,318)	211,215
Beginning of Period	635,529	424,314
End of Period (Includes Accumulated Undistributed Net
Investment Income (Loss) of $(3,430) and $17,200, respectively).	$ 492,211	$ 635,529

The accompanying notes are an integral part of these financial statements.

DMS NASDAQ India MidCap Index Fund - Class I
Financial Highlights
Selected data for a share outstanding throughout the period.

	(Unaudited)
	Six Months			For the
	Ended		Year Ended	Period Ended
	3/31/2015		9/30/2014	9/30/2013	(a)

Net Asset Value, at Beginning of Period	$ 11.35		$ 8.06	$ 10.00

Income From Investment Operations:
Net Investment Income (Loss) *	(0.10)		0.08	0.00
Net Gain (Loss) on Securities (Realized and Unrealized)	0.63		3.30	(1.94)
Total from Investment Operations	0.53		3.38	(1.94)

Distributions:
Net Investment Income	-		(0.09)	-
Realized Gains	-		-	-
Total from Distributions	-		(0.09)	-

Redemption Fees ***	-		-	-

Net Asset Value, at End of Period	$ 11.88		$ 11.35	$ 8.06

Total Return **	4.67%	(c)	42.23%	(19.40)%	(c)

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 1,158		$ 388	$ 100
Before Waiver
Ratio of Expenses to Average Net Assets	9.45%	(b)	53.12%	19.38%	(b)
Ratio of Net Investment Loss to Average Net Assets	(9.09)%	(b)	(51.32)%	(18.42)%	(b)
After Waiver
Ratio of Expenses to Average Net Assets	0.96%	(b)	0.96%	0.96%	(b)
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.60)%	(b)	0.84%	0.00%	(b)
Portfolio Turnover	17.99%	(c)	0.00%	120.29%	(c)

(a) The DMS India MidCap Index Fund, Class I, commenced investment operations October 9, 2012.
(b) Annualized
(c) Not annualized
* Per share net investment income (loss) has been determined on the basis of average shares outstanding during the period.

** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends, and is not annualized for periods of less than one year.

*** A redemption fee of 2.00% is imposed in the event of certain redemption transactions within 30 days of purchase.

The accompanying notes are an integral part of these financial statements.

DMS NASDAQ India Bank Index Fund - Class I
Financial Highlights
Selected data for a share outstanding throughout the period.

	(Unaudited)
	Six Months			For the
	Ended		Year Ended	Period Ended
	3/31/2015		9/30/2014	9/30/2013	(a)

Net Asset Value, at Beginning of Period	$ 10.06		$ 8.29	$ 10.00

Income From Investment Operations:
Net Investment Income (Loss) *	(0.05)		(0.03)	0.08
Net Gain (Loss) on Securities (Realized and Unrealized)	0.13		2.04	(1.79)
Total from Investment Operations	0.08		2.01	(1.71)

Distributions:
Net Investment Income	-		(0.24)	-
Realized Gains	-		-	-
Total from Distributions	-		(0.24)	-

Redemption Fees ***	-		-	-

Net Asset Value, at End of Period	$ 10.15		$ 10.06	$ 8.29

Total Return **	0.89%	(c)	24.66%	(17.10)%	(c)

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 243		$ 220	$ 107
Before Waiver
Ratio of Expenses to Average Net Assets	25.13%	(b)	59.46%	14.48%	(b)
Ratio of Net Investment Loss to Average Net Assets	(25.10)%	(b)	(58.81)%	(12.29)%	(b)
After Waiver
Ratio of Expenses to Average Net Assets	0.96%	(b)	0.96%	0.96%	(b)
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.94)%	(b)	(0.31)%	1.23%	(b)
Portfolio Turnover	51.92%	(c)	0.00%	322.03%	(c)

(a) The DMS India Bank Index Fund, Class I, commenced investment operations January 16, 2013.
(b) Annualized
(c) Not annualized
* Per share net investment income (loss) has been determined on the basis of average shares outstanding during the period.

** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends, and is not annualized for periods of less than one year.

*** A redemption fee of 2.00% is imposed in the event of certain redemption transactions within 30 days of purchase.

The accompanying notes are an integral part of these financial statements.

DMS Baltic Index Fund - Class I
Financial Highlights
Selected data for a share outstanding throughout the period.

	(Unaudited)
	Six Months			For the
	Ended		Year Ended	Period Ended
	3/31/2015		9/30/2014	9/30/2013	(a)

Net Asset Value, at Beginning of Period	$ 8.55		$ 9.79	$ 10.00

Income From Investment Operations:
Net Investment Income (Loss) *	0.03		0.26	(0.03)
Net Loss on Securities (Realized and Unrealized)	(0.60)		(1.50)	(0.18)
Total from Investment Operations	(0.57)		(1.24)	(0.21)

Distributions:
Net Investment Income	(0.37)		-	-
Realized Gains	-		-	-
Total from Distributions	(0.37)		-	-

Redemption Fees ***	-		-	-

Net Asset Value, at End of Period	$ 7.60		$ 8.55	$ 9.79

Total Return **	(6.87)%	(c)	(12.67)%	(2.10)%	(c)

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 492		$ 633	$ 422
Before Waiver
Ratio of Expenses to Average Net Assets	9.42%	(b)	9.50%	34.63%	(b)
Ratio of Net Investment Loss to Average Net Assets	(7.82)%	(b)	(5.82)%	(33.94)%	(b)
After Waiver
Ratio of Expenses to Average Net Assets	0.96%	(b)	0.96%	0.96%	(b)
Ratio of Net Investment Income (Loss) to Average Net Assets	0.64%	(b)	2.72%	(0.87)%	(b)
Portfolio Turnover	0.00%	(c)	0.00%	325.04%	(c)

(a) The DMS Baltic Index Fund, Class I, commenced investment operations May 17, 2013.
(b) Annualized
(c) Not annualized
* Per share net investment income has been determined on the basis of average shares outstanding during the period.

** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends, and is not annualized for periods of less than one year.

*** A redemption fee of 2.00% is imposed in the event of certain redemption transactions within 30 days of purchase.

The accompanying notes are an integral part of these financial statements.

DMS FUNDS

NOTES TO FINANCIAL STATEMENTS

MARCH 31, 2015 (Unaudited)

Note 1. Organization

The DMS NASDAQ India MidCap Index Fund (the “MidCap Fund”), formerly known as DMS India MidCap Index Fund, DMS NASDAQ India Bank Index Fund (the “Bank Fund”), and formerly known as DMS India Bank Index Fund, DMS Baltic Index Fund (the “Baltic Fund”) are series of The DMS Funds (the “Trust”), registered with the Securities and Exchange Commission (“SEC”).  The MidCap Fund is registered with the SEC under the Investment Company Act of 1940 (the “1940 Act”), and is categorized under the 1940 Act as an open-end management investment company that is “diversified” as defined in the Act.  The Bank Fund, Baltic Fund is registered with the SEC under the 1940 Act, and is categorized under the 1940 Act as an open-end management investment company that is “non-diversified” as defined in the Act.  The Trust was organized as a business trust under the laws of Pennsylvania on March 28, 2012 by the filing of a Declaration of Trust.  The Trust is permitted to issue an unlimited number of shares of beneficial interest of separate series. The Trust has four separate series, currently. The investment advisor to the Fund is DMS Advisors, Inc. (the “Advisor”).

The MidCap Fund commenced investment operations on October 9, 2012, the Bank Fund commenced investment operations on January 16, 2013, and the Baltic Fund commenced investment operations on May 17, 2013.  Collectively throughout the footnotes to the financial statements these dates will be referred to as “commencement of investment operations.”

The MidCap Fund seeks to track the performance of a benchmark index (the CNX Midcap Index) that measures the investment return of stocks issued by mid-sized companies located in India.

The Bank Fund seeks to track the performance of a benchmark index (the CNX Bank Index) that measures the investment return of stocks issued by banking companies located in India.

The Baltic Fund seeks to replicate the OMXBBGI Index, the Baltic Benchmark General Index.  This is an index of the investment return of the thirty largest and most widely traded stocks that are traded on the OMX exchanges in Riga (Latvia), Tallin (Estonia), and Vilnius (Lithuania).

Note 2. Summary of Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Funds in the preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America.

Securities Valuations – All investments in securities are recorded at their estimated fair value as described in Note 3.

Foreign currency: Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.  The Funds’ do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on each Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

Financial futures contracts: The Funds may invest in financial futures contracts solely for the purpose of hedging its existing portfolio securities, or securities that the Funds’ intend to purchase, against fluctuations in fair value caused by changes in prevailing securities markets or interest rates. Upon entering into a financial futures contract, the Funds are required to pledge to the broker an amount of cash, U.S. government securities, or other assets, equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying security. The Funds recognize a gain or loss equal to the change in daily variation margin. Should market conditions move unexpectedly, the Funds may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates, and the underlying hedged assets.  The Funds did not invest in any financial futures contracts during the six months ended March 31, 2015.

Federal Income Taxes:  The Funds’ policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all its taxable income to its shareholders. Therefore, no federal income tax provision is required.

In addition, Generally Accepted Accounting Principles (“GAAP”) requires management of the Funds’ to analyze all open tax years, as defined by IRS statute of limitations for all major industries, including federal tax authorities and certain state tax authorities. As of and during the six months ended March 31, 2015, the Funds did not have a liability for any unrecognized tax benefits. The Funds had no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total tax amounts of unrecognized tax benefits will significantly change in the next twelve months.

Distributions to Shareholders:  The Funds intend to distribute to their shareholders substantially all of their net realized capital gains and net investment income, if any, at year-end. Distributions will be recorded on ex-dividend date.

Other:  The Funds follow industry practice and record security transactions on the trade date.  The highest cost method is used for determining gains or losses for financial statements and income tax purposes.  Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums are amortized over the useful lives of the respective securities. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Non-Diversified:  Under the 1940 Act, the  Bank Fund and Baltic Fund have elected to be classified as a “non-diversified.”  To be a diversified fund under the 1940 Act, 75% of a fund’s total assets must be invested so that no more than 5% of such a fund’s assets may be invested in one stock, nor may such fund own more than 10% of the outstanding securities of any one issuer.  Generally speaking, a diversified investment portfolio (spread among many investments with no substantial concentration in any one investment) is not as risky as a non-diversified portfolio.

Redemption Fees: Redemptions of short-term holdings may create missed opportunity costs for the Funds, as the Advisor may be unable to take or maintain positions in securities that employ certain strategies that require a longer period of time to achieve anticipated results.  For these reasons, the Funds will assess a 2.00% fee on Class A shares of the Funds, on the redemption or exchange of Funds shares held for 30 days or less and will be paid to the Funds.  The Funds will use the FIFO method to determine the 30-day holding period.  Under this method, the date of the redemption will be compared to the earliest purchase date of shares held in the account.  If this holding period is 30 days or less, the redemption fee will be assessed.  The redemption fee will be applied on redemptions of each investment made by shareholder that does not remain in the Funds for a 30-day period from the date of purchase.  For the six months ended March 31, 2015, the Funds did not collect any early redemption fees.

Short Sales: The Funds may sell a security they do not own in anticipation of a decline in the fair value of that security.  When a Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale.  A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale.

Share Class Accounting: Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to each respective class shares of the respective Fund on the basis of the daily net assets of each class.  Fees relating to a specific class are charged directly to that share class.

Use of Estimates:  The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

Organizational and Offering Expenses:  All costs incurred by the Funds in connection with the organization, offering and initial registration of the Funds, principally professional fees, were paid on behalf of the Fund by the Advisor through the fee waiver and expense reimbursement provision of the Investment Management Agreement, discussed below at Note 4.

Concentration Risk:  Investing in companies from one geographic region may pose additional risks inherent to a region’s economic and political situation.  Other risks that may apply to the Funds are outlined in the Fund’s prospectus and Statement of Additional Information.

Subsequent Events:  Management has evaluated the impact of all subsequent events on the Funds through the issuance of these financial statements and has noted no such events requiring disclosure.

Note 3.  Fair Value of Investments

Processes and Structure

The Funds’ Board of Trustees has adopted guidelines for valuing securities including in circumstances in which market quotes are not readily available and has delegated to the Adviser the responsibility for determining fair value prices, subject to review by the Board of Trustees.   In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above.  The Board of Trustees annually reviews and approves the use of the pricing services.  The Board will initially approve and annually reapprove use of a pricing service if it is satisfied that use of the pricing service will result in the accurate valuation of each Fund’s securities.

Hierarchy of Fair Value Inputs

The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

•

Level 1. Unadjusted quoted prices in active markets for identical assets or liabilities that the company has the ability to access.

•

Level 2. Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

•

Level 3. Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the company's own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements

A description of the valuation techniques applied to each Fund’s major categories of assets and liabilities measured at fair value on a recurring basis follows:

Equity securities (common stocks). Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange Traded Funds, and the movement of the certain indexes of securities based on a statistical analysis of the historical relationship and that are categorized in level 2. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized in level 2.

The following tables summarize the inputs used to value each Fund’s assets measured at fair value as of March 31, 2015:

Bank Fund	FINANCIAL INSTRUMENTS - ASSETS
	Level 1	Level 2	Level 3	Total

Common Stocks	$ 192,369	$ -	$ -	$ 192,369
Short-Term Investments:
Fidelity Money Market Portfolio Institutional Class	16,986	-	-	16,986
	$209,355	$ -	$ -	$209,355

MidCap Fund	FINANCIAL INSTRUMENTS - ASSETS
	Level 1	Level 2	Level 3	Total

Common Stocks	$1,098,674	$ -	$ -	$1,098,674
Rights	116	-	-	116
Short-Term Investments:
Fidelity Money Market Portfolio Institutional Class	26,835	-	-	26,835
	$1,125,625	$ -	$ -	$1,125,625

Baltic Fund	FINANCIAL INSTRUMENTS - ASSETS
	Level 1	Level 2	Level 3	Total

Common Stocks	$451,673	$ -	$ -	$451,673
Short-Term Investments:
Fidelity Money Market Portfolio Institutional Class	16,887	-	-	16,887
	$468,560	$ -	$ -	$468,560

There were no significant transfers into or out of Level 3 during the period. It is the Funds’ policy to recognize transfers into and out of Level 1, Level 2, and Level 3 at the end of the reporting period.  The Funds did not hold any derivative instruments at any time during the six months ended March 31, 2015.

Note 4. Investment Management Agreement

The Funds have an investment advisory agreement with the Advisor, under which the Advisor, subject to such policies as the Trustees of the Trust may determine, the Advisor, at its expense, will furnish continuously an investment program for each Fund and will make investment decisions on behalf of each Fund and place all orders for the purchase and sale of portfolio securities subject always to applicable investment objectives, policies and restrictions.  The Funds pay the Advisor a fee, computed daily and payable monthly, at the annual rate of 0.75% of each Fund’s average daily net assets. The Advisor has agreed to waive its fees, and/or to directly pay the expenses or reimburse the Baltic Fund, Bank Fund, and MidCap Fund, as necessary, to keep each Fund’s operating expenses at or below 0.96% (with respect to Class I Shares), and 1.21% (with respect to Class A Shares) until June 30, 2015, and continue in effect until such time as the respective Fund reaches $50 million in net assets.

For the six months ended March 31, 2015 the Funds incurred the following with respect to advisory fees and reimbursement of expenses:

	Advisory	Expenses
Fund	Fees	Reimbursed

Bank Fund - Class A	$ 3	$ 143
Bank Fund – Class I	$ 890	$ 28,713
MidCap Fund - Class A	$ 3	$ 94
MidCap Fund – Class I	$3,127	$ 35,611
Baltic Fund - Class A	$ 4	$ 77
Baltic Fund – Class I	$1,993	$ 22,442

At March 31, 2015 the Advisor owed each of the Funds the following amounts with respect to expense reimbursements:

Fund	$ Amount
Bank Fund	$ 27,964
MidCap Fund	$ 32,560
Baltic Fund	$ 20,523

Note 5. Capital Share Transactions

The Trust is authorized to issue an unlimited number of shares of separate series at no par value.  Transactions in shares of capital stock for the Funds for the six months ended March 31, 2015 and the year ended September 30, 2014 were as follows:

March 31, 2015

Bank Fund:	Sold	Reinvested	Redeemed	Net Increase/ (Decrease)
Class A
Shares	-	-	(128)	(128)
Value	$ -	$ -	$ (1,344)	$ (1,344)
Class I
Shares	2,416	-	(353)	2,063
Value	$ 25,344	$ -	$ (3,669)	$ 21,675

MidCap Fund:	Sold	Reinvested	Redeemed	Net Increase/ (Decrease)
Class A
Shares	-	-	(128)	(128)
Value	$ -	$ -	$ (1,413)	$ (1,413)
Class I
Shares	63,747	-	(466)	63,281
Value	$ 719,415	$ -	$ (5,406)	$ 714,009

Baltic Fund:	Sold	Reinvested	Redeemed	Net Increase/ (Decrease)
Class A
Shares	9	-	(260)	(251)
Value	$ 75	$ -	$ (2,001)	$ (1,926)
Class I
Shares	7,523	2,842	(18,912)	(8,547)
Value	$ 62,001	$ 22,250	$ (160,808)	$ (76,557)

September 30, 2014

Bank Fund:	Sold	Reinvested	Redeemed	Net Increase/ (Decrease)
Class A
Shares	28	-	-	28
Value	$ 300	$ 1	$ -	$ 301
Class I
Shares	8,599	340	(7)	8,932
Value	$ 86,164	$ 2,950	$ (64)	$ 89,050

MidCap Fund:	Sold	Reinvested	Redeemed	Net Increase/ (Decrease)
Class A
Shares	27	1	(-)	28
Value	$ 300	$ 10	$ (-)	$ 310
Class I
Shares	21,669	125	(6)	21,788
Value	$ 241,551	$ 1,088	$ (56)	$ 242,583

Baltic Fund:	Sold	Reinvested	Redeemed	Net Increase/ (Decrease)
Class A
Shares	-	-	(-)	-
Value	$ -	$ -	$ (-)	$ -
Class I
Shares	31,964	-	(965)	30,999
Value	$ 309,016	$ -	$ (9,292)	$ 299,724

Shareholders will be subject to a redemption fee on redemptions and exchanges equal to 2.00% of the net asset value of each Fund’s shares redeemed within 30 days after their purchase.  For the year ended September 30, 2014, no redemption fees were collected by any Fund from shareholder transactions and included in paid-in-capital.

Note 6. Investment Transactions

For the six months ended March 31, 2015, aggregate purchases and sales of investment securities (excluding short-term investments) for the Funds were as follow:

Fund	Purchases	Sales

Bank Fund	$ 196,039	$ 79,799
MidCap Fund	$ 1,039,287	$ 115,141
Baltic Fund	$ -	$ 49,945

Note 7. Distribution Fee

The Funds established a plan of distribution, or “12b-1 plan,” for the Class A Shares.  The plan may be used to finance activities primarily intended to sell shares, provided that the categories of expenses are approved in advance by the Board of Trustees.  The plan provides for payments, based on an annualized rate of up to 0.25% of average daily net assets of the Class A Shares.  This entire amount may be used to pay service fees to qualified dealers for providing certain shareholder services.  Any amounts not paid to dealers may be used for distribution expenses as authorized by the Board of Trustees, in accordance with guidance issued by the SEC.  Since these fees are paid out of each Fund’s assets on an ongoing basis, over time they may cost you more than paying other types of sales charges or service fees and reduce the return on your investment.  For the six months ended March 31, 2015, the Bank Fund, MidCap Fund, and Baltic Fund accrued $1, $1, and $1, respectively for distribution fees.  At March 31, 2015, distribution fees of $7, $108, and $11, for the Bank Fund, MidCap Fund, and Baltic Fund, respectively were still outstanding to the Funds broker/dealer.

Note 8. Tax Matters

Income and long-term capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States. Each Fund’s tax basis capital gains and losses are determined only at the end of each fiscal year.  For tax purposes, as of September 30, 2014 the tax basis capital gains and losses and undistributed ordinary income are as follows:

	Bank Fund	MidCap Fund	Baltic Fund

Undistributed ordinary income	$ -	$ 281	$17,244

Capital loss carry-forwards +	$(78,826)	$(61,417)	$ -

Post-October Capital Loss deferrals between 11/1/13-9/30/14 - ST *	$ -	$ -	$ -

Post-October Currency Loss deferrals between 11/1/13-9/30/14 - ST *	$ -	$ -	$ (44)

Post-December Ordinary Losses	$ (174)	$ -	$ -

As of September 30, 2014, the tax basis components of distributable earnings, unrealized appreciation (depreciation) and cost of investment securities for each of the Funds were as follows:

	Bank Fund	MidCap Fund	Baltic Fund

Gross unrealized appreciation on investment securities	$ 24,890	$ 35,187	$ 9,438
Gross unrealized depreciation on investment securities	(34)	(6,941)	(119,445)
Net unrealized appreciation (depreciation) on investment securities	$ 24,856	$ 28,246	$(110,007)

Cost of investments (including short-term investments)**	$ 204,538	$ 369,882	$ 706,052

+ The capital loss carryforward will be used to offset any capital gains realized by The Fund in future years through the expiration date. The Fund will not make distributions from capital gains while a capital loss carryforward remains.

* These deferrals are considered incurred in subsequent year.

** The difference between the book cost and tax cost of investments (if any) represents disallowed wash sales for tax purposes.

Under current tax law, net capital losses realized after October 31st and net ordinary losses incurred after December 31st may be deferred and treated as occurring on the first day of the following fiscal year.  Each Fund’s capital loss carryforward losses, post-October losses and post-December losses are determined at the end of each fiscal year.

Permanent book and tax differences relating to shareholder distributions may result in reclassifications to paid in capital and may affect the per-share allocation between net investment income and realized and unrealized gain/loss.  Undistributed net investment income and accumulated undistributed net realized gain/loss on investment transactions may include temporary book and tax differences which reverse in subsequent periods. Any taxable income or gain remaining at fiscal year-end is distributed in the following year.

The Funds paid the following distributions for the six months ended March 31, 2015:

Fund

$ Amount

Tax Character

Baltic Fund

$22,325

Ordinary Income

The Funds paid the following distributions for the year ended September 30, 2014:

Fund

$ Amount

Tax Character

Bank Fund

$2,951

Ordinary Income

Mid Cap Fund

$1,098

Ordinary Income

Note 9.  Control Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940, as amended.  As of March 31, 2015, Ameritrade, Inc., for the benefit of its customers, owned approximately 37.30% of the MidCap Fund and may be deemed to control the Fund.

Note 10. New Accounting Pronouncement

In June 2013, the FASB issued ASU 2013-08, Financial Services Investment Companies, which updates the scope, measurement, and disclosure requirements for U.S. GAAP including identifying characteristics of an investment company, measurement of ownership in other investment companies and requires additional disclosures regarding investment company status and following guidance in Topic 946 of the FASB Accounting Standards Codification (FASC). The ASU is effective for interim and annual reporting periods that begin after December 15, 2013. Management is currently evaluating the impact that these pronouncements may have on the Fund’s financial statements.

DMS Funds

Expense Illustration

March 31, 2015 (Unaudited)

Expense Example

As a shareholder of the DMS Fund(s), you incur ongoing costs which consist of management fees, distribution fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, October 1, 2014 through March 31, 2015.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

DMS Fund - Bank - Class I

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	October 1, 2014	March 31, 2015	October 1, 2014 to March 31, 2015

Actual	$1,000.00	$1,008.95	$4.81
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,020.14	$4.84

* Expenses are equal to the Fund's annualized expense ratio of 0.96%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

DMS Fund - MidCap - Class I

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	October 1, 2014	March 31, 2015	October 1, 2014 to March 31, 2015

Actual	$1,000.00	$1,046.70	$4.90
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,020.14	$4.84

* Expenses are equal to the Fund's annualized expense ratio of 0.96%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

DMS Fund - Baltic - Class I

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	October 1, 2014	March 31, 2015	October 1, 2014 to March 31, 2015

Actual	$1,000.00	$931.27	$4.62
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,020.14	$4.84

* Expenses are equal to the Fund's annualized expense ratio of 0.96%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

DMS FUNDS

ADDITIONAL INFORMATION

March 31, 2015 (UNAUDITED)

Portfolio Holdings – The Funds file a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-Q.  The Funds first and third fiscal quarters end on December 31 and June 30. The Form N-Q filing must be made within 60 days of the end of the quarter. The Funds Forms N-Q are available on the SEC’s website at www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).  You may also obtain copies by calling the Funds at 1-866-282-6743, free of charge.

Proxy Voting - A description of each Fund’s policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how each Fund voted proxies during the most recent 12-month period ended June 30, are available without charge upon request by (1) calling each Fund at (866) 282-6743 and (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.  A review of how each Fund voted on company proxies can be obtained at our transfer agent’s website, www.mutualss.com.

Additional Information - The Funds’ Statement of Additional Information ("SAI") includes additional information about the trustees and is available, without charge, upon request.  You may call toll-free (866) 282-6743 to request a copy of the SAI or to make shareholder inquiries.

Advisory Agreement Renewal - A regularly scheduled meeting of the Board of Trustees of The DMS Funds held on May 7, 2014, at the offices of the Fund.  The Trustees reviewed the financial status of each of the separate series of the Fund, noting that each series was extremely small compared to typical mutual funds, and that each series was so small that significant expenses of each of the funds were being paid directly by the Adviser, pursuant to the Adviser’s commitment to maintain the expense ratios of the funds at reasonable levels.  The Adviser’s commitment will not expire until the separate series reach significant total asset sizes, from $35 million to $50 million. The Trustees discussed how hard the Adviser had worked to market and position the funds, and noted that the publicity with NASDAQ in particular was considered very valuable.  The Trustees also noted that the Adviser had implemented systems whereby each of the series was able to invest in their respective index, and the Adviser has coordinated services to the Fund among different providers in different countries. The Trustees then discussed the fact that given the extremely small size of the Fund, it would not be realistic to expect any other advisory firm to consider providing management services to the Fund.  Based on their evaluations and consideration of these factors, the Independent Trustees unanimously voted to extend the investment management agreement for each separate series of the Fund for another year, to July 31, 2015.

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.

(a) The registrant’s Board of Trustees has determined that it does not have an audit committee financial expert serving on its audit committee.  At this time, the registrant believes that the experience provided by each member of the audit committee together offer the registrant adequate oversight for the registrant’s level of financial complexity.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.  Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of trustees.

Item 11.  Controls and Procedures.

(a) The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing of this report.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

EX-99.CODE ETH.  Not applicable.

(a)(2)

EX-99.CERT.  Filed herewith.

(a)(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

The DMS Funds

By: /s/ Peter R. Kohli

Trustee, Chairman and CEO

Date: June 8, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Peter R. Kohli

Trustee, Chairman and CEO

(Principal Executive Officer)

Date: June 8, 2015

By: /s/ Christopher M. Farah

Chief Financial Officer

(Principal Financial and Accounting Officer)

Date: June 8, 2015

*Print the name and title of each signing officer under his or her signature.